Information by operating segment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Sales revenues	$ 33,607	$ 21,037	$ 57,142	$ 42,110
Cost of sales	(14,114)	(11,025)	(26,309)	(21,710)
Gross profit (loss)	19,493	10,012	30,833	20,400
Selling expenses	(1,746)	(1,286)	(3,261)	(2,376)
General and administrative expenses	(556)	(464)	(1,035)	(908)
Exploration costs	(101)	(185)	(239)	(498)
Research and development expenses	(296)	(193)	(546)	(395)
Other taxes	(1,184)	(127)	(1,658)	(250)
Impairment (losses) reversals, net	(226)	(190)	191	(240)
Income (loss) before net finance income, results of equity-accounted investments and income taxes	14,253	5,349	22,101	12,625
Net finance income	(288)	1,015	1,179	2,763
Results of equity-accounted investments			113	129
Net income / (loss) before income taxes	14,068	6,411	23,393	15,517
Income taxes	(3,630)	(1,654)	(6,737)	(4,765)
Net income (loss) for the period	10,438	4,757	16,656	10,752
Attributable to:
Shareholders of Petrobras	10,428	4,734	16,627	10,708
Non-controlling interests	10	23	29	44
Exploration And Production [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	22,785	14,404	38,781	29,471
Intersegments	22,724	14,343	38,661	29,355
Third parties	61	61	120	116
Cost of sales	(9,350)	(6,601)	(17,492)	(13,398)
Gross profit (loss)	13,435	7,803	21,289	16,073
Income (expenses)	(979)	(1,846)	(1,516)	(2,584)
Selling expenses	(1)		(1)
General and administrative expenses	(25)	(26)	(39)	(30)
Exploration costs	(101)	(185)	(239)	(498)
Research and development expenses	(243)	(147)	(441)	(309)
Other taxes	(12)	(7)	(181)	(11)
Impairment (losses) reversals, net	(226)	(139)	(223)	(193)
Other income and expenses, net	(371)	(1,342)	(392)	(1,543)
Income (loss) before net finance income, results of equity-accounted investments and income taxes	12,456	5,957	19,773	13,489
Net finance income
Results of equity-accounted investments	29	42	45	56
Net income / (loss) before income taxes	12,485	5,999	19,818	13,545
Income taxes	(4,235)	(2,025)	(6,724)	(4,585)
Net income (loss) for the period	8,250	3,974	13,094	8,960
Attributable to:
Shareholders of Petrobras	8,250	3,974	13,095	8,961
Non-controlling interests			(1)	(1)
Refining Transportation And Marketing [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	32,351	19,795	54,648	39,784
Intersegments	428	256	736	546
Third parties	31,923	19,539	53,912	39,238
Cost of sales	(27,166)	(18,586)	(44,938)	(37,364)
Gross profit (loss)	5,185	1,209	9,710	2,420
Income (expenses)	(2,376)	(869)	(3,382)	(1,605)
Selling expenses	(1,029)	(518)	(1,823)	(955)
General and administrative expenses	(131)	(96)	(233)	(183)
Exploration costs
Research and development expenses	(1)	(3)	(2)	(4)
Other taxes	(991)	(14)	(1,127)	(27)
Impairment (losses) reversals, net		(50)	414	(46)
Other income and expenses, net	(224)	(188)	(611)	(390)
Income (loss) before net finance income, results of equity-accounted investments and income taxes	2,809	340	6,328	815
Net finance income
Results of equity-accounted investments	65	(7)	42	48
Net income / (loss) before income taxes	2,874	333	6,370	863
Income taxes	(954)	(116)	(2,150)	(279)
Net income (loss) for the period	1,920	217	4,220	584
Attributable to:
Shareholders of Petrobras	1,920	217	4,220	584
Non-controlling interests
Gas And Low Carbon Energies [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	2,406	2,176	4,611	4,036
Intersegments	880	817	1,684	1,434
Third parties	1,526	1,359	2,927	2,602
Cost of sales	(1,320)	(1,144)	(2,536)	(2,269)
Gross profit (loss)	1,086	1,032	2,075	1,767
Income (expenses)	(812)	(914)	(1,633)	(1,693)
Selling expenses	(714)	(751)	(1,424)	(1,406)
General and administrative expenses	(38)	(32)	(73)	(58)
Exploration costs
Research and development expenses	(3)	(2)	(6)	(4)
Other taxes	(3)	(6)	(6)	(8)
Impairment (losses) reversals, net		(1)		(1)
Other income and expenses, net	(54)	(122)	(124)	(216)
Income (loss) before net finance income, results of equity-accounted investments and income taxes	274	118	442	74
Net finance income
Results of equity-accounted investments	15	17	33	29
Net income / (loss) before income taxes	289	135	475	103
Income taxes	(93)	(39)	(150)	(25)
Net income (loss) for the period	196	96	325	78
Attributable to:
Shareholders of Petrobras	190	88	310	60
Non-controlling interests	6	8	15	18
Corporate And Other Business [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	99	80	188	157
Intersegments	2	2	5	3
Third parties	97	78	183	154
Cost of sales	(87)	(70)	(168)	(138)
Gross profit (loss)	12	10	20	19
Income (expenses)	(1,073)	(1,034)	(2,201)	(1,893)
Selling expenses	(2)	(17)	(13)	(15)
General and administrative expenses	(362)	(310)	(690)	(637)
Exploration costs
Research and development expenses	(49)	(41)	(97)	(78)
Other taxes	(178)	(100)	(344)	(204)
Impairment (losses) reversals, net
Other income and expenses, net	(482)	(566)	(1,057)	(959)
Income (loss) before net finance income, results of equity-accounted investments and income taxes	(1,061)	(1,024)	(2,181)	(1,874)
Net finance income	(288)	1,015	1,179	2,763
Results of equity-accounted investments	(6)	(5)	(7)	(4)
Net income / (loss) before income taxes	(1,355)	(14)	(1,009)	885
Income taxes	1,577	512	1,519	165
Net income (loss) for the period	222	498	510	1,050
Attributable to:
Shareholders of Petrobras	218	483	495	1,023
Non-controlling interests	4	15	15	27
Eliminations [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	(24,034)	(15,418)	(41,086)	(31,338)
Intersegments	(24,034)	(15,418)	(41,086)	(31,338)
Third parties
Cost of sales	23,809	15,376	38,825	31,459
Gross profit (loss)	(225)	(42)	(2,261)	121
Income (expenses)
Selling expenses
General and administrative expenses
Exploration costs
Research and development expenses
Other taxes
Impairment (losses) reversals, net
Other income and expenses, net
Income (loss) before net finance income, results of equity-accounted investments and income taxes	(225)	(42)	(2,261)	121
Net finance income
Results of equity-accounted investments
Net income / (loss) before income taxes	(225)	(42)	(2,261)	121
Income taxes	75	14	768	(41)
Net income (loss) for the period	(150)	(28)	(1,493)	80
Attributable to:
Shareholders of Petrobras	(150)	(28)	(1,493)	80
Non-controlling interests
Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	33,607	21,037	57,142	42,110
Intersegments
Third parties	33,607	21,037	57,142	42,110
Cost of sales	(14,114)	(11,025)	(26,309)	(21,710)
Gross profit (loss)	19,493	10,012	30,833	20,400
Income (expenses)	(5,240)	(4,663)	(8,732)	(7,775)
Selling expenses	(1,746)	(1,286)	(3,261)	(2,376)
General and administrative expenses	(556)	(464)	(1,035)	(908)
Exploration costs	(101)	(185)	(239)	(498)
Research and development expenses	(296)	(193)	(546)	(395)
Other taxes	(1,184)	(127)	(1,658)	(250)
Impairment (losses) reversals, net	(226)	(190)	191	(240)
Other income and expenses, net	(1,131)	(2,218)	(2,184)	(3,108)
Income (loss) before net finance income, results of equity-accounted investments and income taxes	14,253	5,349	22,101	12,625
Net finance income	(288)	1,015	1,179	2,763
Results of equity-accounted investments	103	47	113	129
Net income / (loss) before income taxes	14,068	6,411	23,393	15,517
Income taxes	(3,630)	(1,654)	(6,737)	(4,765)
Net income (loss) for the period	10,438	4,757	16,656	10,752
Attributable to:
Shareholders of Petrobras	10,428	4,734	16,627	10,708
Non-controlling interests	$ 10	$ 23	$ 29	$ 44